	VEST U.S. LARGE CAP 20% BUFFER STRATEGIES FUND
		Schedule of Investments
		July 31, 2026 (unaudited)
103.97%	OPTIONS PURCHASED(A)
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
101.73%	CALL OPTIONS
	SPDR S&P 500 ETF	826	$ 61,704,678	$0.02	04/21/2027 $	61,556,140
	SPDR S&P 500 ETF	996	74,404,188	0.02	05/19/2027	74,311,135
	TOTAL CALL OPTIONS					135,867,275
	(Cost: $92,469,046)
2.24%	PUT OPTIONS
	SPDR S&P 500 ETF	152	11,354,856	685.39	01/20/2027	202,774
	SPDR S&P 500 ETF	152	11,354,856	638.1	08/19/2026	3,175
	SPDR S&P 500 ETF	152	11,354,856	665.16	10/21/2026	70,240
	SPDR S&P 500 ETF	152	11,354,856	662.62	11/18/2026	99,065
	SPDR S&P 500 ETF	152	11,354,856	671.39	12/16/2026	141,522
	SPDR S&P 500 ETF	152	11,354,856	659.17	09/16/2026	28,543
	SPDR S&P 500 ETF	152	11,354,856	754.8	07/21/2027	625,782
	SPDR S&P 500 ETF	152	11,354,856	686.28	02/17/2027	234,297
	SPDR S&P 500 ETF	152	11,354,856	661.42	03/17/2027	208,297
	SPDR S&P 500 ETF	152	11,354,856	699.93	04/21/2027	336,811
	SPDR S&P 500 ETF	152	11,354,856	741.24	05/19/2027	510,190
	SPDR S&P 500 ETF	152	11,354,856	740.95	06/16/2027	530,742
	TOTAL PUT OPTIONS					2,991,438
	(Cost: $7,320,206)
103.97%	TOTAL OPTIONS PURCHASED					138,858,713
	(Cost: $99,789,251)
1.39%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund 3.550%(B)			1,862,749		1,862,749
	(Cost: $1,862,749)
105.36%	TOTAL INVESTMENTS					140,721,462
	(Cost: $101,652,000)
(5.36%)	Liabilities in excess of other assets					(7,162,008)
100.00%	NET ASSETS					$133,559,454

(A)Non-income producing

(B)Effective 7 day yield as of July 31,2026

See Notes to Schedule of Investments.

VEST U.S. LARGE CAP 20% BUFFER STRATEGIES FUND
	Schedule of Options Written
(5.43%) OPTIONS WRITTEN	July 31, 2026 (unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
(4.77%) CALL OPTIONS
SPDR S&P 500 ETF	152	$ (11,354,856)	$753.21	01/20/2027 $	(535,058)
SPDR S&P 500 ETF	152	(11,354,856)	700.12	08/19/2026	(753,071)
SPDR S&P 500 ETF	152	(11,354,856)	722.09	09/16/2026	(525,002)
SPDR S&P 500 ETF	152	(11,354,856)	732.47	10/21/2026	(510,816)
SPDR S&P 500 ETF	152	(11,354,856)	733.82	11/18/2026	(580,891)
SPDR S&P 500 ETF	152	(11,354,856)	739.33	12/16/2026	(596,517)
SPDR S&P 500 ETF	152	(11,354,856)	759.17	02/17/2027	(551,623)
SPDR S&P 500 ETF	152	(11,354,856)	737.52	03/17/2027	(839,499)
SPDR S&P 500 ETF	152	(11,354,856)	771.46	04/21/2027	(575,911)
SPDR S&P 500 ETF	152	(11,354,856)	822.33	05/19/2027	(285,237)
SPDR S&P 500 ETF	152	(11,354,856)	826.68	06/16/2027	(313,128)
SPDR S&P 500 ETF	152	(11,354,856)	837.04	07/21/2027	(308,963)
TOTAL CALL OPTIONS					(6,375,716)
(Premiums Received: $4,146,069)
(0.66%) PUT OPTIONS
SPDR S&P 500 ETF	152	(11,354,856)	548.31	01/20/2027	(53,975)
SPDR S&P 500 ETF	152	(11,354,856)	510.48	08/19/2026	(605)
SPDR S&P 500 ETF	152	(11,354,856)	527.34	09/16/2026	(5,001)
SPDR S&P 500 ETF	152	(11,354,856)	532.13	10/21/2026	(15,425)
SPDR S&P 500 ETF	152	(11,354,856)	530.1	11/18/2026	(24,261)
SPDR S&P 500 ETF	152	(11,354,856)	537.11	12/16/2026	(36,326)
SPDR S&P 500 ETF	152	(11,354,856)	529.14	03/17/2027	(66,951)
SPDR S&P 500 ETF	152	(11,354,856)	603.84	07/21/2027	(200,606)
SPDR S&P 500 ETF	152	(11,354,856)	549.03	02/17/2027	(66,285)
SPDR S&P 500 ETF	152	(11,354,856)	559.94	04/21/2027	(102,855)
SPDR S&P 500 ETF	152	(11,354,856)	592.99	05/19/2027	(150,521)
SPDR S&P 500 ETF	152	(11,354,856)	592.76	06/16/2027	(165,200)
TOTAL PUT OPTIONS					(888,011)
(Premiums Received: $2,328,088)
(5.44%) TOTAL OPTIONS WRITTEN					$(7,263,727)
(Premiums Received: $6,474,157)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:
		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
Assets	Quoted Prices	Observable Inputs	Inputs	Total

Options Purchased	$-	$138,858,713	$-	$138,858,713
Money Market Funds	1,862,749	-	-	1,862,749
	$1,862,749	$138,858,713	$-	$140,721,462
Liabilities
Options Written	$-	$(7,263,727)	$-	$(7,263,727)
	$-	$(7,263,727)	$-	$(7,263,727)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $95,177,844, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,049,235
Gross unrealized depreciation	(6,769,344)
Net unrealized appreciation (depreciation)	$38,279,891